Stock Incentive Plan - Summary of Status of Stock Options Under Stock Incentive Plan (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
	Feb. 01, 2021	Jan. 31, 2020	Jan. 31, 2022	Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Number of Shares, Beginning Balance	2,182		2,182	3,602
Number of Shares, Exercised			(749)	(403)
Number of Shares, Forfeited or expired			(116)	(1,017)
Number of Shares, Ending Balance		3,602	1,317	2,182
Number of Shares, Exercisable			1,293	1,995
Weighted Average Exercise Price, Beginning Balance	$ 0.53		$ 0.53	$ 0.54
Weighted Average Exercise Price, Exercised			0.49	0.52
Weighted Average Exercise Price, Forfeited or expired			0.57	0.57
Weighted Average Exercise Price, Ending Balance		$ 0.54	0.55	0.53
Weighted Average Exercise Price, Exercisable			$ 0.54	$ 0.53
Weighted Average Remaining Contractual Term, Outstanding	4 years 10 months 24 days	5 years 10 months 24 days	4 years 10 months 24 days	5 years 10 months 24 days
Weighted Average Remaining Contractual Term, Exercised			4 years 9 months 18 days	5 years 2 months 12 days
Weighted Average Remaining Contractual Term, Forfeitures or expired			5 years 3 months 18 days	6 years 1 month 6 days
Weighted Average Remaining Contractual Term, Exercisable			4 years 10 months 24 days	5 years 10 months 24 days
Intrinsic Value of Outstanding Options, Beginning Balance	$ 5,573		$ 5,573	$ 4,088
Intrinsic Value of Outstanding Options, Exercised			1,940	468
Intrinsic Value of Outstanding Options, Ending Balance		$ 4,088	3,773	5,573
Intrinsic Value of Outstanding Options, Exercisable			$ 3,706	$ 5,570